Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 7,807,478	$ 7,029,604
Interest-bearing deposits at other financial institutions	727,124	635,511
Federal funds sold	6,340,000	595,000
Securities available for sale	42,609,727	42,566,577
Restricted equity securities, at cost	691,900	792,900
Loans, net of unearned income	217,650,162	220,172,602
Less allowance for loan losses	(5,389,613)	(5,154,505)
Loans, net	212,260,549	215,018,097
Premises and equipment, net	8,962,223	9,137,049
Foreclosed real estate	19,487,185	18,151,601
Other assets	1,776,673	1,953,767
Total assets	300,662,859	295,880,106
Deposits:
Noninterest-bearing	33,116,883	28,433,587
Interest-bearing	248,224,450	248,465,195
Total	281,341,333	276,898,782
Note payable	275,250	275,250
Federal Home Loan Bank advances	5,500,000	5,500,000
Company guaranteed trust preferred securities	3,403,000	3,403,000
Other liabilities	1,726,692	1,601,390
Total liabilities	292,246,275	287,678,422
Stockholders' equity
Common stock, par value $1.00; 80,000,000 shares authorized; 10,292,069 and 9,833,430 shares issued and outstanding, respectively	10,292,069	9,833,430
Surplus	801,398	130,036
Retained deficit	(5,236,465)	(3,442,584)
Accumulated other comprehensive income (loss)	(48,218)	73,002
Total stockholders' equity	8,416,584	8,201,684
Total liabilities and stockholders' equity	300,662,859	295,880,106
Series A
Stockholders' equity
Preferred stock cumulative, non voting	1,000,000	1,000,000
Series B
Stockholders' equity
Preferred stock cumulative, non voting	607,800	607,800
Series C
Stockholders' equity
Preferred stock cumulative, non voting	$ 1,000,000